Loans - Schedule of Allowances for Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	$ 5,291	$ 4,662	$ 4,381
PROVISION FOR LOAN LOSSES	1,145	493	389
Charge-offs	(1,204)	(418)	(348)
Recoveries	372	554	240
Net charge-offs	(832)	136	(108)
Ending balance	5,604	5,291	4,662
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	2,207	1,664	1,289
PROVISION FOR LOAN LOSSES	429	626	285
Charge-offs	(1,184)	(297)	(109)
Recoveries	361	214	199
Net charge-offs	(823)	(83)	90
Ending balance	1,813	2,207	1,664
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,264	1,271	1,524
PROVISION FOR LOAN LOSSES	471	(291)	(205)
Charge-offs		(50)	(61)
Recoveries		334	13
Net charge-offs		284	(48)
Ending balance	1,735	1,264	1,271
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	1,189	1,086	1,039
PROVISION FOR LOAN LOSSES	76	110	161
Charge-offs		(12)	(132)
Recoveries	8	5	18
Net charge-offs	8	(7)	(114)
Ending balance	1,273	1,189	1,086
Construction & Land Development [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	178	123	142
PROVISION FOR LOAN LOSSES	59	55	(19)
Ending balance	237	178	123
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	141	86	60
PROVISION FOR LOAN LOSSES	51	113	62
Charge-offs	(20)	(59)	(46)
Recoveries	3	1	10
Net charge-offs	(17)	(58)	(36)
Ending balance	175	141	86
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	312	432	327
PROVISION FOR LOAN LOSSES	59	(120)	105
Ending balance	$ 371	$ 312	$ 432